Shareholder Report, Line Graph (Details) - USD ($)									12 Months Ended
	Mar. 25, 2024	Aug. 23, 2022	Dec. 07, 2020	Jul. 15, 2020	Sep. 30, 2019	Oct. 30, 2017	Jul. 10, 2017	Feb. 27, 2017	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Sep. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017
C000194706
Account Value [Line Items]
Line Graph and Table Measure Name									Inspire 100 ETF
Account Value						$ 10,000			$ 21,737										$ 16,591					$ 15,966		$ 18,715	$ 14,997	$ 12,144	$ 10,594	$ 10,276
C000248596
Account Value [Line Items]
Line Graph and Table Measure Name	Inspire 500 ETF
Account Value	$ 10,000								11,352	$ 10,579	$ 10,737	$ 10,510	$ 10,284	$ 9,961	$ 9,860	$ 9,588	$ 10,115
C000176728
Account Value [Line Items]
Line Graph and Table Measure Name							Inspire Corporate Bond ETF
Account Value							$ 10,000		$ 11,318										10,534					10,166		11,252	11,382	10,824	9,938	10,037
C000223048
Account Value [Line Items]
Line Graph and Table Measure Name									Inspire Momentum ETF
Account Value			$ 10,000						$ 14,020										10,785					10,105		11,735
C000237005
Account Value [Line Items]
Line Graph and Table Measure Name		Inspire Fidelis Multi Factor ETF
Account Value		$ 10,000							13,937		12,846			12,064			12,384	$ 11,897		$ 10,721	$ 10,970	$ 10,120	$ 9,799		$ 8,808
C000176729
Account Value [Line Items]
Line Graph and Table Measure Name								Inspire Global Hope ETF
Account Value								$ 10,000	19,768										16,496					15,646		17,117	13,958	12,424	10,841	11,263
C000214760
Account Value [Line Items]
Line Graph and Table Measure Name					Inspire International ETF
Account Value					$ 10,000				15,187										13,657					12,645		13,945	11,908	10,604
C000176730
Account Value [Line Items]
Line Graph and Table Measure Name								Inspire Small/Mid Cap ETF
Account Value								$ 10,000	19,892										15,009					15,158		15,682	11,931	11,683	10,978	10,775
C000220340
Account Value [Line Items]
Line Graph and Table Measure Name				Inspire Tactical Balanced ETF
Account Value				$ 10,000					13,661										11,255					10,819		12,673	10,518
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Account Value						$ 10,000			26,469										19,769					17,366		19,128	14,953	12,730	10,964	10,317
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 10,000								11,666	11,020	11,120	10,888	10,630	10,502	10,138	9,659	10,071
Bloomberg Intermediate Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Intermediate Corporate Index
Account Value							$ 10,000		12,080										11,188					10,731		11,820	11,895	11,077	9,996	10,094
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000						17,228										12,869					11,427		12,530
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Index
Account Value		$ 10,001							14,523		14,263			13,411			13,003	11,922		10,712	11,119	10,406	9,662		8,738
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Global 1200 Index
Account Value								$ 9,999	24,259										19,007					16,838		18,582	15,282	13,360	11,620	11,560
S&P International 700 TR
Account Value [Line Items]
Line Graph and Table Measure Name					S&P International 700 TR
Account Value					$ 10,000				14,631										12,751					11,493		12,730	11,455	10,451
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value								$ 10,000	19,202										14,074					14,445		16,606	13,609	11,980	11,143	11,079
Inspire 100 Index
Account Value [Line Items]
Line Graph and Table Measure Name						Inspire 100 Index
Account Value						$ 10,000			22,895										17,393					16,678		19,531	15,489	12,361	10,674	10,274
Inspire 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Inspire 500 Index
Account Value	$ 10,000								11,364	$ 10,588	10,745	$ 10,517	$ 10,290	9,965	$ 9,862	$ 9,587	10,114
Inspire Corporate Bond Impact Index
Account Value [Line Items]
Line Graph and Table Measure Name							Inspire Corporate Bond Impact Index
Account Value							$ 10,000		12,376										11,447					10,986		12,120	12,190	11,117	10,045	10,102
Bloomberg U.S. Intermediate Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Intermediate Credit Index
Account Value							$ 10,000		11,958										11,110					10,681		11,729	11,807	11,035	10,005	10,088
S&P MidCap 400 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup>
Account Value			$ 10,000						15,997										11,996					11,857		12,260
WI Fidelis Multi-Cap, Multi-Factor Index
Account Value [Line Items]
Line Graph and Table Measure Name		WI Fidelis Multi-Cap, Multi-Factor Index
Account Value		$ 10,000							14,303		13,164			12,336			12,654	12,125		10,896	11,126	10,239	9,899		8,841
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Net
Account Value		$ 10,000							14,118		$ 13,921			$ 13,057			$ 12,693	$ 11,731		$ 10,566	$ 10,938	$ 10,301	$ 9,600		$ 8,746
Inspire Global Hope Index
Account Value [Line Items]
Line Graph and Table Measure Name								Inspire Global Hope Index
Account Value								$ 10,000	20,500										16,937					15,970		17,406	14,067	12,730	11,034	11,284
Inspire Global Hope Ex-US GTR Index
Account Value [Line Items]
Line Graph and Table Measure Name					Inspire Global Hope Ex-US GTR Index
Account Value					$ 10,000				14,882										13,223					12,031		13,247	11,488	10,590
Inspire International NTR Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name					Inspire International NTR Index
Account Value					$ 10,000				14,442										12,923					11,849		13,733	11,964	11,073
Inspire Small/MidCap Impact EW Index
Account Value [Line Items]
Line Graph and Table Measure Name								Inspire Small/Mid Cap Index
Account Value								$ 10,000	21,559										16,165					16,264		16,744	12,440	11,872	11,160	10,861
S&P SmallCap 600 Equal Weight Index TR
Account Value [Line Items]
Line Graph and Table Measure Name								S&P SmallCap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Equal Weight Index
Account Value								$ 10,000	19,553										15,087					16,107		17,132	12,444	$ 11,389	$ 11,147	$ 10,916
S&P Target Risk Moderate Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Target Risk Moderate Index
Account Value				$ 10,000					$ 12,244										$ 10,669					$ 10,152		$ 11,381	$ 10,559